Document and Entity Information	Sep. 16, 2026
Cover [Abstract]
Entity Registrant Name	BCB BANCORP INC
Amendment Flag	false
Entity Central Index Key	0001228454
Document Type	8-K
Document Period End Date	Sep. 16, 2026
Entity Incorporation State Country Code	NJ
Entity File Number	0-50275
Entity Tax Identification Number	26-0065262
Entity Address, Address Line One	104-110 Avenue C
Entity Address, City or Town	Bayonne
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07002
City Area Code	(201)
Local Phone Number	823-0700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, no par value
Trading Symbol	BCBP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false